Fair Value Measurements and Fair Value of Financial Instruments	12 Months Ended
Jun. 30, 2012
Fair Value Measurements and Fair Value of Financial Instruments [Abstract]
Fair Value Measurements and Fair Value of Financial Instruments

Note 16. Fair Value Measurements and Fair Value of Financial Instruments

Management uses its best judgment in estimating the fair value of the Company's financial instruments; however, there are inherent weaknesses in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates herein are not necessarily indicative of the amounts the Company could have realized in a sale transaction on the dates indicated. The estimated fair value amounts have been measured as of June 30, 2012 and 2011 and have not been re-evaluated or updated for purposes of these consolidated financial statements subsequent to those respective dates. As such, the estimated fair values of these financial instruments subsequent to the respective reporting dates may be different than the amounts reported at each year-end.

The following information should not be interpreted as an estimate of the fair value of the entire Company since a fair value calculation is only provided for a limited portion of the Company's assets and liabilities. Due to a wide range of valuation techniques and the degree of subjectivity used in making the estimates, comparisons between the Company's disclosures and those of other companies may not be meaningful.

The FASB ASC Topic on "Fair Value Measurements and Disclosures" establishes a fair value hierarchy that prioritized the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy are as follows:

Level 1: Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2: Quoted prices in markets that are not active, or inputs that are observable either directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

An asset or liability's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

For assets measured at fair value on a recurring basis, the fair value measurements by level within the fair value hierarchy used are as follows:

		Fair Value Measurements Using
	June	Quoted Prices In Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	30, 2012	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Government sponsored enterprises	$17,398	$---	$17,398	$---
State and political subdivisions	4,899	---	4,899	---
Mortgage-backed securities-residential	19,106	---	19,106	---
Mortgage-backed securities-multi-family	40,663	---	40,663	---
Asset-backed securities	19	19	---	---
Corporate debt securities	5,316	5,316	---	---
Equity securities	127	127	---	---
Securities available-for-sale	$87,528	$5,462	$82,066	$---

		Fair Value Measurements Using
	June	Quoted Prices In Active Markets For Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In thousands)	30, 2011	(Level 1)	(Level 2)	(Level 3)
Assets:
U.S. Government sponsored enterprises	$25,703	$---	$25,703	$---
State and political subdivisions	7,062	---	7,062	---
Mortgage-backed securities-residential	28,914	---	28,914	---
Mortgage-backed securities-multi-family	21,096	---	21,096	---
Asset-backed securities	23	23	---	---
Corporate debt securities	7,206	7,206	---	---
Equity securities	113	113	---	---
Securities available-for-sale	$90,117	$7,342	$82,775	$---

From time to tim, certain investments that are actively traded and have quoted market prices are classified as Level 1 valuations.  Other available-for-sale investment securities have been valued by reference to prices for similar securities or through model-based techniques in which all significant inputs are observable and, therefore, such valuations have been classified as Level 2.   There were no transfers between fair value Level 1 and 2 for the years ended June 30, 2012 and 2011.

In addition to disclosures of the fair value of assets on a recurring basis, FASB ASC Topic on "Fair Value Measurements and Disclosures" requires disclosures for assets and liabilities measured at fair value on a nonrecurring basis, such as impaired assets, in the period in which a re-measurement at fair value is performed. Periodically, the Company records nonrecurring adjustments to the carrying value of loans based on fair value measurements for partial charge-offs of the uncollectible portions of those loans. Nonrecurring adjustments also include certain impairment amounts for collateral-dependent loans calculated as required by the "Receivables –Loan Impairment" subtopic of the FASB ASC when establishing the allowance for loan losses. Impaired loans are those loans for which the Company has re-measured impairment generally based on the fair value of the underlying collateral supporting the loan and, as a result, the carrying value of the loan less the calculated valuation amount does not necessarily represent the fair value of the loan. Real estate collateral is typically valued using independent appraisals or other indications of value based on recent comparable sales of similar properties or assumptions generally observable in the marketplace and the related nonrecurring fair value measurement adjustments have generally been classified as Level 3. Estimates of fair value used for other collateral supporting commercial loans generally are based on assumptions not observable in the marketplace and therefore such valuations have been classified as Level 3.

	June	Fair Value Measurements Using
(In thousands)	30, 2012	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$2,353	$---	$---	$2,353

	June	Fair Value Measurements Using
(In thousands)	30, 2011	(Level 1)	(Level 2)	(Level 3)
Impaired loans	$1,982	$---	$---	$1,982

The following table presents additional quantitative information about assets measured at fair value on a nonrecurring basis and for which Level 3 inputs were utilized to determine fair value:

	June
(In thousands)	30, 2012	Valuation Technique	Unobservable Input	Range
Impaired loans	$2,353	Appraisal of collateral	Appraisal adjustments	0-25%
			Liquidation expenses	10-15%

At June 30, 2012, loans subject to nonrecurring fair value measurement had a recorded investment of $3.1 million with related allowances of $773,000, and consisted of three residential mortgage loans, five nonresidential mortgage loans, one multifamily loan, one commercial construction loan and one commercial loan. At June 30, 2011, loans subject to nonrecurring fair value measurement had a recorded investment of $2.4 million with related allowance of $466,000, and consisted of two residential mortgage loans, six nonresidential mortgage loans, one multifamily loan and one commercial loan. The change in fair value of each of the impaired loans for the year ended June 30, 2012 was immaterial. During the year ended June 30, 2012, two nonresidential mortgage loans were transferred to foreclosed real estate at their fair value of $430,000, and two land loans were transferred to foreclosed real estate at their fair value of $163,000, and one residential loan was transferred to foreclosed real estate at its fair value of $60,000. No other financial assets or liabilities were re-measured during the year on a nonrecurring basis.

The carrying amounts reported in the consolidated statements of financial condition for cash and cash equivalents, long term certificate of deposits, accrued interest receivable and accrued interest payable approximate their fair values. Fair values of securities are based on quoted market prices (Level 1), where available, or matrix pricing (Level 2), which is a mathematical technique, used widely in the industry to value debt securities without relying exclusively on quoted market prices for the specific securities but rather by relying on the securities' relationship to other benchmark quoted prices. The carrying amount of Federal Home Loan Bank stock approximates fair value. Fair values for variable rate loans that reprice frequently, with no significant credit risk, are based on carrying value. Fair value for fixed rate loans are estimated using discounted cash flows and interest rates currently being offered for loans with similar terms to borrowers of similar credit quality. Fair values disclosed for demand and savings deposits are equal to carrying amounts at the reporting date. The carrying amounts for variable rate money market deposits approximate fair values at the reporting date. Fair values for fixed rate certificates of deposit are estimated using discounted cash flows and interest rates currently being offered in the market on similar certificates. Fair value for Federal Home Loan Bank long term borrowings are estimated using discounted cash flows and interest rates currently being offered on similar borrowings. The carrying value of short-term Federal Home Loan Bank borrowings approximates its fair value.

The fair value of commitments to extend credit is estimated based on an analysis of the interest rates and fees currently charged to enter into similar transactions, considering the remaining terms of the commitments and the credit-worthiness of the potential borrowers. At June 30, 2012 and 2011, the estimated fair values of these off-balance sheet financial instruments were immaterial, and are therefore excluded from the table below. The carrying amounts and estimated fair value of financial instruments are as follows:

(in thousands)	June 30, 2012		Fair Value Measurements Using
	Carrying Amount	Fair Value	(Level 1)	(Level 2)	(Level 3)
Cash and cash equivalents	$7,742	$7,742	$7,742	$---	$---
Securities available-for-sale	87,528	87,528	5,462	82,066	---
Securities held-to-maturity	146,389	150,162	---	150,162	---
Federal Home Loan Bank stock	1,744	1,744	1,744	---	---
Net loans	326,751	341,263	---	---	341,263
Accrued interest receivable	2,688	2,688	2,688	---	---
Deposits	511,937	512,154	439,892	72,262	---
Federal Home Loan Bank borrowings	21,000	21,264	---	21,264	---
Accrued interest payable	83	83	83	---	---

(In thousands)	June 30, 2011
	Carrying	Fair
	Amount	Value
Cash and cash equivalents	$9,966	$9,966
Securities available-for-sale	90,117	90,117
Securities held-to-maturity	124,177	126,205
Federal Home Loan Bank stock	1,916	1,916
Net loans	301,046	309,567
Accrued interest receivable	2,716	2,716
Deposits	469,897	470,444
Federal Home Loan Bank borrowings	26,300	26,941
Accrued interest payable	98	98